Acquisitions, divestments and equity-accounted companies - Acquisition of controlling interests (Details) $ in Millions		12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) Item	Dec. 31, 2019 USD ($) Item	Dec. 31, 2018 USD ($) Item
Business Acquisition [Line Items]
Purchase price for acquisitions (net of cash acquired)		$ 79	$ 0	$ 2,638
Aggregate excess of purchase price over fair value of net assets acquired		$ 92	$ 92	$ 1,472
Number of acquired businesses | Item		3	0	3
Goodwill adjustment		$ (36)	$ (92)
Allocation of the purchase consideration for business acquisitions
Goodwill		10,850	10,825	$ 10,764
GEIS
Business Acquisition [Line Items]
Purchase price for acquisitions (net of cash acquired)			2,622
Aggregate excess of purchase price over fair value of net assets acquired			1,534
Goodwill adjustment		92
Proceeds from purchase price adjustment resolution		$ 92
Acquisition price (net of cash acquired)	$ 2,622
Cash acquired from acquisition	$ 192
Receivables after adjusting for contractual cash flows not expected to be collected			624
Allocation of the purchase consideration for business acquisitions
Intangible assets			437
Fixed assets			373
Deferred tax liabilities			(45)
Inventories			405
Other assets and liabilities, net			(19)
Noncontrolling interest			(63)
Gross receivables acquired			658
Goodwill, tax deductible			769
GEIS | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 92
Weighted-average useful life (in years)			7 years
GEIS | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 178
Weighted-average useful life (in years)			12 years
GEIS | Trade names
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 135
Weighted-average useful life (in years)			13 years
GEIS | Supply agreement
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 32
Weighted-average useful life (in years)			13 years